Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount	$ 1,135,245,813	$ 702,880,150
Impairment Provision	$ (5,689,741)	$ (5,820,206)
Up to date [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	0.14%	0.13%
Total carrying amount	$ 431,953,815	$ 362,644,888
Impairment Provision	$ (2,842,752)	$ (3,146,576)
0 a 3 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	8.42%	8.97%
Total carrying amount	$ 14,944,125	$ 12,465,836
Impairment Provision	$ (711,757)	$ (401,432)
3 a 6 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	46.50%	50.30%
Total carrying amount	$ 1,620,389	$ 868,732
Impairment Provision	$ (501,800)	$ (372,848)
6 a 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,356,302	$ 504,557
Impairment Provision	$ (737,507)	$ (353,056)
More than 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,078,646	$ 2,331,922
Impairment Provision	$ (895,925)	$ (1,546,294)